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                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2008

Check here if Amendment [_]; Amendment Number:
This Amendment (Check only one.):      [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Locust Wood Capital Advisers, LLC
Address:   1540 Broadway
           Suite 1504
           New York, NY  10036

Form 13F File Number:  28-11558

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Paul Morris
Title:     Chief Financial Officer
Phone:     (212) 354-0193


Signature, Place, and Date of Signing:

           /s/ Paul Morris          New York, NY         February 11, 2009


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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

                              FORM 13F SUMMARY PAGE




Report Summary:


Number of Other Included Managers:        1

Form 13F Information Table Entry Total:   47

Form I3F Information Table Value Total:   $157,391 (thousands)

List of Other Included Managers:


No.       Form 13F File Number               Name

1.        28-11881                           Locust Wood Capital, LP


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                          FORM 13F INFORMATION TABLE(1)

COLUMN 1                         COLUMN  2        COLUMN 3   COLUMN 4       COLUMN 5       COLUMN 6     COL 7        COLUMN 8

                                 TITLE OF                     VALUE    SHRS OR  SH/  PUT/  INVESTMENT   OTHER     VOTING AUTHORITY
NAME OF ISSUER                   CLASS            CUSIP      (X$1000)  PRN AMT  PRN  CALL  DISCRETION   MNGRS  SOLE  SHARED   NONE
ALLEGHENY ENERGY INC           COM                017361106     677      20000  SH          SOLE         NONE         20000
AT&T INC                       COM                00206R102    3135     110000  SH          SOLE         NONE        110000
ATLAS AMER INC                 COM                049167109    3282     221000  SH          SOLE         NONE        221000
BERKSHIRE HATHAWAY INC DEL     CL B               084670207    9642       3000  SH          SOLE         NONE          3000
CISCO SYS INC                  COM                17275R102    4189     257000  SH          SOLE         NONE        257000
CIT GROUP INC                  COM                125581108      23       5000  SH          SOLE         NONE          5000
CVS CAREMARK CORPORATION       COM                126650100    2156      75000  SH          SOLE         NONE         75000
CYPRESS SEMICONDUCTOR CORP     COM                232806109    3472     776650  SH          SOLE         NONE        776650
DISCOVER FINL SVCS             COM                254709108    1430     150000  SH          SOLE         NONE        150000
E M C CORP MASS                COM                268648102    4345     415000  SH          SOLE         NONE        415000
EV ENERGY PARTNERS LP          COM UNITS          26926V107     176      12000  SH          SOLE         NONE         12000
EXXON MOBIL CORP               COM                30231G102    3233      40500  SH          SOLE         NONE         40500
FIFTH STREET FINANCE CORP      COM                31678A103     985     130455  SH          SOLE         NONE        130455
GENERAL GROWTH PPTYS INC       COM                370021107     232     180000  SH          SOLE         NONE        180000
GOLDMAN SACHS GROUP INC        COM                38141G104    5063      60000  SH          SOLE         NONE         60000
GRACE W R & CO DEL NEW         COM                38388F108    1134     190000  SH          SOLE         NONE        190000
HEWLETT PACKARD CO             COM                428236103   11141     307000  SH          SOLE         NONE        307000
HUDSON CITY BANCORP            COM                443683107    3098     194104  SH          SOLE         NONE        194104
INTERNATIONAL BUSINESS MACHS   COM                459200101    5765      68500  SH          SOLE         NONE         68500
ISHARES TR                     HIGH YLD CORP      464288513    2280      30000  SH          SOLE         NONE         30000
ISHARES TR                     IBOXX INV CPBD     464287242    3558      35000  SH          SOLE         NONE         35000
ISHARES TR                     FTSE XNHUA IDX     464287184    1745      60000  SH          SOLE         NONE         60000
JOHNSON & JOHNSON              COM                478160104    1496      25000  SH          SOLE         NONE         25000
JP MORGAN & CHASE & CO         COM                46625H100    2524      80064  SH          SOLE         NONE         80064
KAPSTONE PAPER & PACKAGING CO  COM                48562P103     626     263100  SH          SOLE         NONE        263100
KBR INC                        COM                48242W106    1520     100000  SH          SOLE         NONE        100000
KINDER MORGAN MANAGEMENT LLC   SHS                49455U100    1259      31500  SH          SOLE         NONE         31500
KRAFT FOODS INC                CL A               50075N104    4927     183500  SH          SOLE         NONE        183500
LOEWS CORP                     COM                540424108   11441     405000  SH          SOLE         NONE        405000
MAGELLAN MIDSTREAM HOLDGS LP   COM LP INTS        55907R108    1692     122000  SH          SOLE         NONE        122000
MARATHON OIL CORP              COM                565849106    1094      40000  SH          SOLE         NONE         40000
MASTERCARD INC                 CL A               57636Q104    2144      15000  SH          SOLE         NONE         15000
MICROSOFT CORP                 COM                594918104    4034     207500  SH          SOLE         NONE        207500
ORACLE CORP                    COM                68389X105    4610     260000  SH          SOLE         NONE        260000
PFIZER INC                     COM                717081103    9032     510000  SH          SOLE         NONE        510000
POLO RALPH LAUREN CORP         CL A               731572103    1222      26900  SH          SOLE         NONE         26900
RALCORP HLDGS INC NEW          COM                751028101    1726      29563  SH          SOLE         NONE         29563
RANGE RES CORP                 COM                75281A109    7222     210000  SH          SOLE         NONE        210000
SP ACQUISITION HOLDINGS INC    *W EXP 10/10/2012  78470A112     203    1270000  SH          SOLE         NONE       1270000
SMUCKERS J M CO                COM                832696405    1734      40000  SH          SOLE         NONE         40000
STAR GAS PARTNERS L P          UNIT LTD PARTNR    85512C105    3804    1591800  SH          SOLE         NONE       1591800
TELEPHONE & DATA SYS INC       COM                879433100    4128     130000  SH          SOLE         NONE        130000
TIME WARNER INC                COM                887317105    7143     710000  SH          SOLE         NONE        710000
UNITED TECHNOLOGIES CORP       COM                913017109    5896     110000  SH          SOLE         NONE        110000
URS CORP NEW                   COM                903236107    1631      40000  SH          SOLE         NONE         40000
VISA INC                       COM CL A           92826C839    1836      35000  SH          SOLE         NONE         35000
WELLS FARGO & CO NEW           COM                949746101    3685     125000  SH          SOLE         NONE        125000

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(1) Neither this Form 13F Information Table nor the Form 13F Summary Page
includes the managers' holdings of 463,367 common shares of "WENDYS INTL INC," CUISP 950590109, as of December 31, 2008, the total value of which were $2,289,000. The reason these shares are not listed is that this security has ceased to be a 13(f) security since the date of the List of Section 13F Securities for the third quarter of fiscal year 2008.